Related Party and Affiliate Activity (Details)	1 Months Ended
Jun. 30, 2023 USD ($)
Related Party Transactions [Abstract]
Annual fee as percentage of principal balance of portfolio of loans held by the Fund	0.25%
Collateral management fees waived	$ 130,519
Fair value of investments purchased from entities managed by the Investment Manager	$ 936,995,797